Fair Value Of Assets And Liabilities (Summary Of Assets Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	$ 86,500	$ 71,200
Mortgage loans held-for-sale, at lower of cost or market	320,500
Impaired loans, Fair Value Losses (Gains) Recognized	48,461
Other real estate owned, Fair Value Losses Recognized	26,620
Mortgage loans held-for-sale, Fair Value Losses Recognized	(358)
Fair Value Losses Recognized	74,723
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	226,538
Other real estate owned	86,523
Mortgage loans held-for-sale, at lower of cost or market	13,686
Fair value of assets measured on nonrecurring basis	326,747
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Other real estate owned
Mortgage loans held-for-sale, at lower of cost or market
Fair value of assets measured on nonrecurring basis
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held-for-sale, at lower of cost or market	13,686
Fair value of assets measured on nonrecurring basis	13,686
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	226,538
Other real estate owned	86,523
Fair value of assets measured on nonrecurring basis	$ 313,061